Exhibit 99.16

Data Compare Summary (Total)
Run Date - 6/26/2024 7:25:29 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	1	264	0.38%	264
State	0	264	0.00%	264
Zip	0	264	0.00%	264
Note Date	0	264	0.00%	264
Original Loan Amount	0	264	0.00%	264
Amortization Term	0	264	0.00%	264
Original Interest Rate	3	264	1.14%	264
Borrower Qualifying FICO	1	264	0.38%	264
Amortization Type	0	264	0.00%	264
Representative FICO	0	264	0.00%	264
Interest Only	0	264	0.00%	264
Lien Position	0	264	0.00%	264
Occupancy	0	264	0.00%	264
Purpose	0	264	0.00%	264
Contract Sales Price	7	264	2.65%	264
Balloon Flag	0	264	0.00%	264
Original CLTV	2	264	0.76%	264
Original LTV	1	264	0.38%	264
Origination Channel	0	264	0.00%	264
Appraisal Effective Date	2	264	0.76%	264
LTV Valuation Value	1	264	0.38%	264
Investor: Qualifying Total Debt Ratio	9	264	3.41%	264
Initial Rate Lock Date	84	264	31.82%	264
Coborrower Qualifying FICO	1	170	0.59%	264
Total	112	6,242	1.79%	264